Exhibit 99.1

Independent Accountant’s Report on Applying Agreed-Upon Procedures

First Help Financial, LLC
199 Wells Avenue Ste 211
Newton, MA 02459

And

Deutsche Bank Securities Inc.
60 Wall St., Fifth Floor
New York, NY 10005

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by First Help Financial, LLC (the Company) and Deutsche Bank Securities Inc. (collectively the Specified Parties) on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2020-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around July 6, 2020. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2020-1 in accordance with the confidential Preliminary Offering Memorandum to be dated on or around July 6, 2020. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i) The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as the “Loan Data File.”
(ii) The fields in the Loan Data Files, signed contract and signed credit application shall be herein referred to as “Specified Attributes.”

(iii) The term “Contract” means Indirect Retail Installment Automobile contract.
(v) The term “Contract File” means any file containing the Contract and credit application; and the term “Obligor” means the borrower(s) stated on the respective Contracts.
(vi) The term “Title Document” means the certificate of title or title application used as collateral for the Contract.
On June 12, 2020, the Specified Parties provided us with the Loan Data File with a cutoff date of May 31, 2020 (the “May Loan Data File”) containing 8,420 individual customer accounts (herein referred to as “Underlying Assets”) that management represented was the entire population of the Underlying Assets in the proposed transaction. At the Specified Parties request, we selected a statistically random sample of 150 individual customer accounts, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the arrangement letter dated June 8, 2020, on the statistically random sample of 150 individual customer accounts. From June 23, 2020 to June 29, 2020, we were provided with the source documents referenced in Exhibit A related for the respective 150 individual customer accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the May Loan Data File to the corresponding source documents outlined in Exhibit A.  We found all Specified Attributes to be in agreement to source documents.

With respect to Specified Attribute 1, the Specified Parties informed us that abbreviated names, differences due to name variations or misspelled names, or instances where a spouse of the Obligor, other owner, or a business owned by the Obligor may be listed on the Contract or Title Document.  The Specified Parties agreed that such instances were deemed acceptable and would not be reported as exceptions.

With respect to Specified Attribute 9, the Specified Parties informed us that Obligors may have moved subsequent to Contract signing, and that such instances were deemed acceptable and would not be reported as exceptions.

For the sample, we recalculated the maturity date based on the term of the Contract set forth on the May Loan Data File and the due date for the first scheduled principal and interest payment set forth on the May Loan Data File. We also recalculated the current remaining term by counting the number of months from May 31, 2020 to the maturity date. We then compared our recalculations to the May Loan Data File.

In recalculating the maturity date, we applied the following tolerance as instructed by the Specified Parties:

•	Maturity date: First payment date used in the calculation +/- 1 day tolerance

We identified no exceptions in our comparison of the recalculations to the source documents.

We did not perform any procedures with respect to the Specified Attributes relating to Underlying Assets as set forth in Exhibit B.

We also inspected the presence of, compared or verified the following on the sample of 150 Underlying Assets:

•	Inspected presence of signed credit application.
•	Inspected the Title Document and verified that the lien holder on the vehicle title is First Help Financial, LLC.
•	Signed Contract

We identified the following exception in our procedures outlined above:

Exception Number	Exception Description
1	Of the 150 accounts selected, 1 account (or 0.67% of the sample) was identified where the credit application signature was not visible

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of automobile finance receivable-backed notes issued by FHF Trust 2020-1 in accordance with the confidential Preliminary Offering Memorandum dated on or around July 6, 2020. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•
Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.
•	Addressing the value of collateral securing the assets being securitized.
•	Addressing the physical existence or ownership of the assets being securitized.
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.
•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.
•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.
•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.
•	Any other terms or requirements of the transaction that do not appear in the report.
Accordingly, we do not provide any assurance on such information.
This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina
July 6, 2020

Exhibit A
Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	Obligor (customer) Name	Retail Installment Contract and Title Document
2	Contract Identification (account) Number	Retail Installment Contract
3	Original Amount Financed	Retail Installment Contract
4	Term	Retail Installment Contract
5	Annual percentage rate (APR)	Retail Installment Contract
6	Vehicle Manufacturer	Title Document
7	Vehicle Model	Title Document
8	Vehicle Identification Number (VIN)	Title Document
9	Obligor (customer) State Address	Retail Installment Contract
10	First Payment Date	Retail Installment Contract
11	Dealer State	Retail Installment Contract

Exhibit B
Specified Attributes Not Subject to Procedures

Below is a list of additional Specified Attributes included in the May Loan Data File. These Specified Attributes were not subject to any procedures as outlined in the arrangement letter dated June 8, 2020.

Specified Attribute
Portfolio
Current Principal Balance
Contract Date
Term Remaining
Scheduled Payment Amount
Last Payment Made
Next Payment Due Date
Final Payment Date
Delinquency Flag
Current Past Due Amount
Days Past Due
30 Days Delinquent
60 Days Delinquent
90 Days Delinquent
120 Days Delinquent
Original Maturity Date
Current Maturity Date
Number of Extensions
Number of Months Extended
PTI
Repossession Flag
Bankruptcy Flag
New/Used Vehicle
Vehicle Make
Vehicle Year
Down Payment
Line 5 LTV
Interest Calculation Base
Vehicle Mileage
Credit Bureau Score
SSN (Y/N)
Funding Date
Is Franchise?
Business Owner Flag
Sent in Prior Transaction
Missing Contract?
Title Status
Swap/Transfers

APR Weight
Term Weight
Term Remaining Weight
Line 5 LTV Weight
FICO Weight
Non-Zero FICO Weight
Given to Community Bank
Selected?
Reason
DPD Bucket
LTV
LTV Weight
FICO Bucket
APR Bucket
State
LTV Bucket
Make Group